Interim Condensed Consolidated Statements of Operations and Comprehensive Losses (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 5,439	$ 42,695	$ 66,887
Cost of sales	(4,612)	(36,203)	(51,948)
Gross profit	827	6,492	14,939
Operating expenses:
Selling and marketing expenses	(87)	(685)	(1,106)
General and administrative expenses	(1,199)	(9,414)	(16,050)
Total operating expenses	(1,286)	(10,099)	(17,156)
Loss from operations	(459)	(3,607)	(2,217)
Other income (expenses)
Exchange gain, net			216
Interest income	3	25	253
Interest expense	(61)	(479)	(304)
Government grant			140
Other income, net	30	235	87
Total other income (expenses), net	(28)	(219)	392
Loss before tax expense	(487)	(3,826)	(1,825)
Income tax expense			(76)
Net loss	(487)	(3,826)	(1,901)
Other comprehensive income
Foreign currency translation loss, net of taxes	(66)	(520)	(600)
Total comprehensive loss	$ (553)	$ (4,346)	$ (2,501)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (4.40)	$ (34.59)	$ (17.19)
Diluted | (per share)	$ (4.40)	$ (34.59)	$ (17.19)
Weighted average number of ordinary shares used in computing net loss per share
Basic	11,062,500	11,062,500	11,057,005
Diluted	11,062,500	11,062,500	11,057,005